INTANGIBLE ASSETS AND GOODWILL - Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 23,664,259		$ 23,514,259	$ 0
Accumulated amortization	(907,267)		(338,958)	0
Intangible assets, net	22,756,992		23,175,301	0
Accumulated amortization	907,267		338,958	0
Amortization of intangibles	$ 580,274	$ 0	$ 569,721	0
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years		10 years
Intangible assets gross	$ 19,382,401		$ 18,882,401	0
Accumulated amortization	(691,042)		(231,920)	0
Accumulated amortization	$ 691,042		$ 231,920	0
Lease intangible
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	30 years		30 years
Intangible assets gross	$ 3,621,488		$ 3,621,488
Accumulated amortization	(30,325)		0
Accumulated amortization	$ 30,325		$ 0
License agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years		10 years
Intangible assets gross	$ 510,752		$ 510,752	0
Accumulated amortization	(60,981)		(20,625)	0
Accumulated amortization	$ 60,981		$ 20,625	0
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years		10 years
Intangible assets gross	$ 0		$ 350,000
Accumulated amortization	0		(2,991)	0
Accumulated amortization	$ 0		$ 2,991	0
Customer agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	1 year		1 year
Intangible assets gross	$ 122,885		$ 122,885	0
Accumulated amortization	(122,613)		(81,923)	0
Accumulated amortization	$ 122,613		$ 81,923	0
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	8 years		8 years
Intangible assets gross	$ 19,733		$ 19,733	0
Accumulated amortization	(2,130)		(1,499)	0
Accumulated amortization	$ 2,130		$ 1,499	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years		10 years
Intangible assets gross	$ 7,000		$ 7,000
Accumulated amortization	(176)		0
Accumulated amortization	$ 176		$ 0